Income Taxes	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Income Taxes
16. Income Taxes
The following is an analysis of our consolidated income tax expense for the three years ended December 31, 2015:

	Year Ended December 31,
	2015	2014	2013
	(In thousands)
Current:
Federal	$228,457	$187,320	$193,719
State	30,222	32,581	25,578
Total current	258,679	219,901	219,297
Deferred:
Federal	(27,876)	63,182	(62,954)
State	(6,848)	9,521	(2,418)
Total deferred	(34,724)	72,703	(65,372)
Provision for income taxes	$223,955	$292,604	$153,925
We paid income tax, net of refunds, of $283.3 million, $228.0 million and $223.6 million for the years ended December 31, 2015, 2014 and 2013, respectively.
The following is a reconciliation of total income tax expense to income taxes computed by applying the 35% statutory federal income tax rate to income before income taxes for the three years ended December 31, 2015:

	Year Ended December 31,
	2015	2014	2013
	(In thousands)
Taxes at the federal statutory rate	$293,435	$350,937	$158,718
State income taxes, net of federal tax benefit (2)	13,637	31,477	17,666
Valuation allowance for state net operating losses	—	(2,887)	(2,776)
Domestic Activity Production deduction	(14,000)	(11,900)	(12,763)
Non-controlling interests	(70,214)	(50,044)	(8,383)
Federal tax credit for production of ultra low sulfur diesel	—	(15,486)	—
Federal tax credit for increasing research activities (1)	38	(4,522)	(999)
Other, net	1,059	(4,971)	2,462
Total income tax expense	$223,955	$292,604	$153,925

(1)
The federal tax credit for increasing research activities includes $0.04 million, $4.5 million and $1.0 million in unrecognized tax benefits for the years ended December 31, 2015, 2014 and 2013, respectively.

(2)	State income taxes, net of federal tax benefit, include $5.0 million and $0.8 million in unrecognized tax benefits for the years ended December 31, 2015 and 2014, respectively.
The effective tax rates for 2015, 2014 and 2013 were 26.7%, 29.2% and 33.9%, respectively, as compared to the federal statutory rate of 35% in all years.

The following is a reconciliation of unrecognized tax benefits for the three years ended December 31, 2015:

	December 31,
	2015	2014	2013
	(In thousands)
Unrecognized tax benefits at beginning of year	$13,762	$10,571	$9,572
Increases related to current year tax positions	1,100	1,500	999
Increases related to prior year tax positions	26,329	3,845	—
Decreases related to prior year tax positions	(1,017)	(2,154)	—
Decreases resulting from the expiration of the statute of limitations	—	—	—
Unrecognized tax benefits at end of year	$40,174	$13,762	$10,571

We recorded unrecognized tax benefits as of December 31, 2015 of $40.2 million, of which $26.4 million would affect our effective tax rate if recognized. We believe that it is reasonably possible that a decrease of up to $16.9 million in unrecognized tax benefits related to federal exposures may be necessary within the coming year. We had accrued interest or penalties of $1.7 million with respect to the unrecognized tax benefit.
The Internal Revenue Service (the "IRS") has finalized examinations of our tax years ending December 31, 2007, 2008, 2009, 2010 and 2011. We are subject to examination by the IRS for tax years ending December 31, 2012, or after, and by the major state tax jurisdictions (Arizona, California, Maryland, Minnesota, New Mexico, Texas and Virginia) for tax years ending December 31, 2011, or after.
The tax effects of significant temporary differences representing deferred income tax assets and liabilities were as follows:

	December 31,
	2015			2014
	Assets	Liabilities	Net	Assets	Liabilities	Net
	(In thousands)
Inventories	$—	$(28,411)	$(28,411)	$—	$(41,713)	$(41,713)
Stock-based compensation	1,614	—	1,614	1,468	—	1,468
Property, plant and equipment	—	(261,476)	(261,476)	—	(298,100)	(298,100)
Investment in WNRL	77,824	—	77,824	81,453	—	81,453
Investment in NTI		(81,789)	(81,789)	—	(64,013)	(64,013)
Postretirement obligations	2,595	—	2,595	3,175	—	3,175
Commodity hedging activities	—	(33,260)	(33,260)	—	(50,850)	(50,850)
Environmental and retirement obligations	3,742	—	3,742	3,489	—	3,489
Other, net	6,247	—	6,247	10,282	—	10,282
Net operating loss and tax credit carryforwards	20,828	—	20,828	20,828	—	20,828
Valuation allowance	(20,828)	—	(20,828)	(20,828)	—	(20,828)
Net deferred taxes	$92,022	$(404,936)	$(312,914)	$99,867	$(454,676)	$(354,809)

At December 31, 2015, we had the following credits and net operating loss (“NOL”) carryforwards:

Type of Credit	Gross Amount	Tax Effected Amount	Expiration
	(In thousands)
State NOL carryforwards:
Virginia and Maryland	$(6,108)	$(260)	2023
Virginia and Maryland	(17,860)	(760)	2024
Virginia and Maryland	(522)	(22)	2026
Virginia and Maryland	(32,417)	(1,380)	2027
Virginia and Maryland	(59,019)	(2,512)	2028
Virginia and Maryland	(102,088)	(4,345)	2029
Virginia and Maryland	(137,669)	(5,860)	2030
Virginia and Maryland	(134,468)	(5,689)	2031
Total state NOL carryforwards	(490,151)	(20,828)
Less valuation allowance for operating loss carryforwards	490,151	20,828
Total credits and NOL carryforwards	$—	$—

In assessing the realizability of deferred tax assets, we determined that a valuation allowance of $20.8 million was appropriate against the deferred tax assets relating to the NOL carryforwards for Virginia and Maryland at December 31, 2015. There was no change to our valuation allowance during the year ended December 31, 2015.